Average Annual Total Returns		12 Months Ended	32 Months Ended		38 Months Ended		42 Months Ended		48 Months Ended		54 Months Ended		60 Months Ended	75 Months Ended		98 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
MSCI World® Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	20.41%	[1]
CBRE Real Estate & Infrastructure Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.99%	7.83%	[1]
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			5.86%	[2]					(0.01%)	[3]	(0.36%)	0.90%	[4]
Core Plus Bond Blended Index
Prospectus [Line Items]
Average Annual Return, Percent		7.55%									0.84%	[3]
Bloomberg Very Liquid High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.79%			10.52%	[2]
Bloomberg U.S. Securitized Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.49%											0.22%	0.94%	[4]
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%							0.63%	[5]			0.80%			2.18%	[6],[7]
Bloomberg Municipal All Insured Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.42%											0.74%			2.55%	[7]
Bloomberg Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.18%											1.16%			2.21%	[6]
Bloomberg California Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.73%							1.13%	[5]
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%					19.70%	[8],[9]
Russell 1000 Growth® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%					25.73%	[8],[9]
NYLIM CBRE Real Estate & Infrastructure ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.29%	7.99%	[1]
Performance Inception Date			May 10, 2023
NYLIM CBRE Real Estate & Infrastructure ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]	11.31%	6.94%	[1]
NYLIM CBRE Real Estate & Infrastructure ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]	7.58%	5.89%	[1]
NYLIM MacKay Core Plus Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.38%									0.68%	[3]
Performance Inception Date											Jun. 29, 2021
NYLIM MacKay Core Plus Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[11]	5.02%									(1.09%)	[3]
NYLIM MacKay Core Plus Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[11]	4.33%									(0.26%)	[3]
NYLIM MacKay High Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.55%			9.67%	[2]
Performance Inception Date					Oct. 25, 2022
NYLIM MacKay High Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]	5.27%			6.29%	[2]
NYLIM MacKay High Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	5.13%			5.99%	[2]
NYLIM MacKay Securitized Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.86%											1.24%	2.04%	[4]
Performance Inception Date														Oct. 01, 2019
NYLIM MacKay Securitized Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]	5.08%
NYLIM MacKay Securitized Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]	4.70%
NYLIM MacKay Muni Insured ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.27%											0.47%			2.52%	[7]
Performance Inception Date																Oct. 18, 2017
NYLIM MacKay Muni Insured ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14]	4.17%											0.44%			2.48%	[7]
NYLIM MacKay Muni Insured ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]	4.12%											1.06%			2.60%	[7]
NYLIM MacKay Muni Intermediate ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.77%											1.12%			2.68%	[6]
Performance Inception Date																Oct. 18, 2017
NYLIM MacKay Muni Intermediate ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[15]	4.72%											1.08%			2.58%	[6]
NYLIM MacKay Muni Intermediate ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[15]	4.26%											1.48%			2.66%	[6]
NYLIM MacKay California Muni Intermediate ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.55%							(0.05%)	[5]
Performance Inception Date									Dec. 21, 2021
NYLIM MacKay California Muni Intermediate ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[16]	5.44%							(0.09%)	[5]
NYLIM MacKay California Muni Intermediate ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[16]	4.61%							0.65%	[5]
NYLIM Winslow Large Cap Growth ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.62%					25.04%	[8]
Performance Inception Date							Jun. 23, 2022
NYLIM Winslow Large Cap Growth ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[17]	14.62%					24.91%	[8]
NYLIM Winslow Large Cap Growth ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[17]	8.66%					20.18%	[8]
NYLIM Winslow Focused Large Cap Growth ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.15%					26.39%	[9]
Performance Inception Date							Jun. 23, 2022
NYLIM Winslow Focused Large Cap Growth ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[18]	14.15%					25.77%	[9]
NYLIM Winslow Focused Large Cap Growth ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[18]	8.38%					21.18%	[9]

[1]	The Fund commenced operations on May 10, 2023.
[2]	The Fund commenced operations on October 25, 2022.
[3]	The Fund commenced operations on June 29, 2021.
[4]	The Predecessor Account commenced operations on October 1, 2019.
[5]	The Fund commenced operations on December 21, 2021.
[6]	The Fund commenced operations on October 18, 2017.
[7]	The Fund commenced operations on October 18, 2017.
[8]	The Fund commenced operations on June 23, 2022.
[9]	The Fund commenced operations on June 23, 2022.
[10]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[11]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[12]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[13]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[14]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[15]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[16]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[17]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.
[18]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.